SCHEDULE OF INVESTMENT AT FAIR VALUE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Investment at fair value, Total	$ 1,396,266	$ 1,381,666
Investments in YouGo World [member]
IfrsStatementLineItems [Line Items]
Investments
Investment in Quantum [member]
IfrsStatementLineItems [Line Items]
Investments	14,600
Investments in ERL [member]
IfrsStatementLineItems [Line Items]
Investments	$ 1,381,666	$ 1,381,666